Goodwill and Other Intangible Assets, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Other Intangible Assets, Net (Textual)
Amortization expenses	$ 57	$ 64	$ 63